Common Stock - Narrative (Details) $ in Thousands		1 Months Ended	12 Months Ended
	Jun. 09, 2021 USD ($) shares	Jun. 30, 2021 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 shares	Dec. 31, 2017 shares
Equity [Abstract]
Issuance of common stock upon the reverse recapitalization, net of issuance costs (in shares)	38,721,137
Issuance of common stock upon the reverse recapitalization, net of issuance costs | $	$ 327,300		$ 327,280
Payments of transaction costs | $	$ 8,100	$ 18,200
Common stock, shares outstanding (in shares)	124,045,255		124,303,083	33,069,513
Common stock, shares authorized (in shares)		1,000,000,000	1,000,000,000	98,672,620
Common stock, shares issued (in shares)			124,303,083	33,069,513
Warrants issued (in shares)			0	0	63,491
Warrants exercised (in shares)			62,722
Recapitalization exchange ratio	3.6281		3.6281